Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Fixed assets and intangible assets	$ 33,641	$ 46,673
Deferred revenues	31,392	21,544
Provisions and reserves	1,133	740
Net operating loss carry forwards	23,895	15,306
Other	179	81
Gross deferred tax assets	90,240	84,344
Valuation allowance	(11,359)	(6,200)
Total deferred tax asset	78,881	78,144
Deferred tax liabilities:
Deferred revenues	1,806
Total deferred tax liabilities	1,806
Net deferred tax asset	77,075	78,144
Deferred tax asset - current portion	24,361	18,394
Deferred tax asset - non-current portion	53,805	59,750
Deferred tax liability - current portion	1,091
Deferred tax liability - non-current portion
Net deferred tax asset	$ 77,075	$ 78,144